Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Type	20-F
Entity Registrant Name	PAINREFORM LTD
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2021
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Entity Central Index Key	0001801834
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Incorporation, State or Country Code	L3
Document Fiscal Year Focus	2021
Entity Emerging Growth Company	true
Entity Voluntary Filers	No
Entity File Number	001-39481
Document Annual Report	true
Entity Common Stock, Shares Outstanding	10,482,056
Entity Interactive Data Current	Yes
Trading Symbol	PRFX
Security Exchange Name	NASDAQ
Entity Ex Transition Period	true
Title of 12(b) Security	Ordinary shares, par value NIS 0.03 per share
Entity Address, City or Town	Tel Aviv
Entity Address, Address Line One	65 Yigal Alon St.,
Entity Address, Postal Zip Code	6744316
Entity Address, Country	IL
Document Accounting Standard	U.S. GAAP
Document Registration Statement	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Document Transition Report	false
Auditor Firm ID	1197
Auditor Location	Tel Aviv, Israel
Auditor Name	Brightman Almagor Zohar & Co
Kesselman & Kesselman [Member]
Auditor Firm ID	1309
Auditor Location	Tel-Aviv, Israel
Auditor Name	Kesselman & Kesselman
Business Contact [Member]
Contact Personnel Email Address	ihadar@painreform.com
Entity Address, City or Town	Tel Aviv
Entity Address, Address Line One	65 Yigal Alon St.
Contact Personnel Name	Ilan Hadar
Entity Address, Postal Zip Code	6744316
Entity Address, Country	IL